STOCK OPTION AND STOCK UNIT PLANS - PSUs AND RSUs (Details) shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD item shares	Dec. 31, 2015 CAD shares	Dec. 31, 2014 CAD
PERFORMANCE STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	3 years
Period prior to the maturity of the grant for which weighted average share price is used to calculate cash awards	20 days
Performance multiplier | item	2
Number
Units outstanding at beginning of year (in shares)	536
Units granted (in shares)	294
Units cancelled (in shares)	(14)
Units matured (in shares)	(295)
Dividend reinvestment (in shares)	35
Units outstanding at end of year (in shares)	556	536
Weighted Average Remaining Contractual Life (years)
Units outstanding at end of year	1 year 6 months
Aggregate Intrinsic Value
Units outstanding at end of year (in Canadian dollars) | CAD	CAD 54
Stock units, additional disclosures
Total amount paid (in Canadian dollars) | CAD	22	CAD 35	CAD 36
Compensation expense (in Canadian dollars) | CAD	33	CAD 12	40
Unrecognized compensation expense related to non-vested units granted (in Canadian dollars) | CAD	CAD 30
Weighted average period over which compensation cost is expected to be recognized	2 years
PERFORMANCE STOCK UNITS | Minimum
STOCK OPTION AND STOCK UNIT PLANS
Performance multiplier | item	0
PERFORMANCE STOCK UNITS | Maximum
STOCK OPTION AND STOCK UNIT PLANS
Performance multiplier | item	2
Restricted Stock Units (RSU)
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	35 months
Period prior to the maturity of the grant for which weighted average share price is used to calculate cash awards	20 days
Number
Units outstanding at beginning of year (in shares)	1,906
Units granted (in shares)	972
Units cancelled (in shares)	(154)
Units matured (in shares)	(992)
Dividend reinvestment (in shares)	122
Units outstanding at end of year (in shares)	1,854	1,906
Weighted Average Remaining Contractual Life (years)
Units outstanding at end of year	1 year 4 months 24 days
Aggregate Intrinsic Value
Units outstanding at end of year (in Canadian dollars) | CAD	CAD 105
Stock units, additional disclosures
Total amount paid (in Canadian dollars) | CAD	56	CAD 45	45
Compensation expense (in Canadian dollars) | CAD	51	CAD 47	CAD 44
Unrecognized compensation expense related to non-vested units granted (in Canadian dollars) | CAD	CAD 62
Weighted average period over which compensation cost is expected to be recognized	1 year